As filed with the Securities and Exchange Commission on July 20, 2011

File No. 811-5151

Registration No. 33-14196

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No	☐
Post-Effective Amendment No. 107	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 146	☒

J.P. MORGAN MUTUAL FUND GROUP

(Exact Name of Registrant as Specified in Charter)

270 Park Avenue

New York, New York 10017

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: 1-800-480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

with copies to:

Jessica K. Ditullio, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
1111 Polaris Parkway	1095 Avenue of the Americas
Columbus, OH 43240	New York, NY 10036

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on , 2011 pursuant to paragraph (b)
☐	on , 2011 pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485(b).

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, J.P. Morgan Mutual Fund Group certifies that it meets all the requirements for the effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, and , has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Columbus and State of Ohio on the 20th day of July, 2011.

J.P. MORGAN MUTUAL FUND GROUP

By:	Patricia A. Maleski*
Patricia A. Maleski
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on July 20, 2011.

Fergus Reid, III*	Marilyn McCoy*
Fergus Reid, III	Marilyn McCoy
Trustee and Chairman	Trustee

William J. Armstrong*	William G. Morton*
William J. Armstrong	William G. Morton
Trustee	Trustee

John F. Finn*	Robert A. Oden, Jr.*
John F. Finn	Robert A. Oden, Jr.
Trustee	Trustee

Matthew Goldstein*	Frederick W. Ruebeck*
Matthew Goldstein	Frederick W. Ruebeck
Trustee	Trustee

Robert J. Higgins*	James J. Schonbachler*
Robert J. Higgins	James J. Schonbachler
Trustee	Trustee

Frankie D. Hughes*
Frankie D. Hughes
Trustee

Peter C. Marshall*	Leonard M. Spalding, Jr.*
Peter C. Marshall	Leonard M. Spalding, Jr.
Trustee	Trustee

By Joy C. Dowd*	By Patricia A. Maleski*
Joy C. Dowd	Patricia A. Maleski
Treasurer and Principal Financial Officer	President and Principal Executive Officer

*By /s/ Jessica K. Ditullio
Jessica K. Ditullio
Attorney-in-Fact

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EXHIBIT INDEX

Exhibit Number	Description

EX-101.INS XBRL	Instance Document

EX-101.SCH XBRL	Taxonomy Extension Schema Document

EX-101.CAL XBRL	Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL	Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL	Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL	Taxonomy Extension Presentation Linkbase

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